Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2015
Entities within the non US listed part of the Phoenix TV Group [Member]
Related Party Transaction [Line Items]
Relationships with Group	Under common control by Phoenix TV
CMCC [Member]
Related Party Transaction [Line Items]
Relationships with Group	A shareholder of Phoenix TV
Beijing Phoenix Lilita Information Technology Co., Ltd. ("Lilita") [Member]
Related Party Transaction [Line Items]
Relationships with Group	Cost method investee, related party of Phoenix TV Group
Beijing Fenghuang Tianbo Network Technology Co., Ltd. ("Tianbo") [Member]
Related Party Transaction [Line Items]
Relationships with Group	Equity method investee
Phoenix FM Limited ("FM") [Member]
Related Party Transaction [Line Items]
Relationships with Group	Equity method investee
Shenzhenshi Fenghuang Jingcai Network Technology Co., Ltd. ("Fenghuang Jingcai") [Member]
Related Party Transaction [Line Items]
Relationships with Group	Equity method investee
Particle Inc. ("Particle") [Member]
Related Party Transaction [Line Items]
Relationships with Group	Available-for-sale method investee
Hangzhou Qike Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationships with Group	Equity method investee
Lifeix Inc. [Member]
Related Party Transaction [Line Items]
Relationships with Group	Cost method investee
Mr. Gao Ximin and Mr. Qiao Haiyan [Member]
Related Party Transaction [Line Items]
Relationships with Group	Legal shareholders of Tianying Jiuzhou, employees of the Group
Mr. He Yansheng [Member]
Related Party Transaction [Line Items]
Relationships with Group	Legal shareholder of Yifeng Lianhe, employee of the Group
Mr. Wu Haipeng and Mr. He Yansheng [Member]
Related Party Transaction [Line Items]
Relationships with Group	Legal shareholders of Chenhuan, employees of the Group
Ms. Shang Xiaowei and Ms. Shi Xueyi [Member]
Related Party Transaction [Line Items]
Relationships with Group	Legal shareholders of Huanyou Tianxia, employees of the Group
Mr. Chen Ming and Mr. Zou Ming [Member]
Related Party Transaction [Line Items]
Relationships with Group	Legal shareholders of You Jiuzhou, employees of the Group